Financial Instruments - Changes in Fair Value of Financial Assets and Financial Liabilities Classified as Level 3 (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Beginning	₩ 79,785,629
Impairment		₩ (123,214)	₩ (248,404)
Ending	78,776,991	79,785,629
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning	880,012	349,090
Acquisition and others	134,325	658,359
Gain (loss) on valuations of derivatives	(34,555)	(10,346)
Other comprehensive income (loss)	26,771	35,126
Impairment		(107,934)
Disposal and others	(296,893)	(44,283)
Ending	₩ 709,660	₩ 880,012	₩ 349,090